Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ 135,793	$ 101,289	$ 80,347
Gross carrying amount [member] | Internally Generated Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	94,520	60,255	40,446
Gross carrying amount [member] | Acquired Intangible Asset
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	41,273	41,034	39,901
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	(61,828)	(37,971)	(22,460)
Accumulated depreciation and amortisation [member] | Internally Generated Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	(50,883)	(30,096)	(16,683)
Accumulated depreciation and amortisation [member] | Acquired Intangible Asset
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	(10,945)	(7,875)	(5,777)
Intangible assets other than goodwill	73,965	63,318	57,887
Additions other than through business combinations, intangible assets other than goodwill	34,504	20,942
Amortisation, intangible assets other than goodwill	(23,857)	(15,511)	(10,816)
Wages and salaries	34,265	19,809	16,694
Internally Generated Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	43,637	30,159	23,763
Amortisation, intangible assets other than goodwill	(20,787)	(13,413)
Acquired Intangible Asset
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	30,328	33,159	$ 34,124
Additions other than through business combinations, intangible assets other than goodwill	239	1,133
Amortisation, intangible assets other than goodwill	(3,070)	$ (2,098)
Capitalized Salaries and Wages
Disclosure of detailed information about intangible assets [line items]
Additions other than through business combinations, intangible assets other than goodwill	$ 19,809